Note 12 - Right-of-Use Assets and Finance Lease Liabilities - Annual Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	$ 18,267
2023	18,267
2024	37,157
2025	13,376
2026 and thereafter	33,344
Total	120,411
Less: Amount of interest (Leonidio and Kyparissia)	(3,568)
Total lease payments	116,843
Less: Financing costs, net	(478)
Total lease payments, net	$ 116,365	$ 132,861